Statutory Financial Data and Dividend Restrictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Financial Data And Dividend Restrictions
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 39,447	$ 18,601
Statutory Accounting Practices, Statutory Net Income Amount	$ 419	$ 1,914	$ 1,051